Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes

Note 13. Income Taxes

The components of income tax expense (benefit) are as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Current:
Federal	$-	$-
State	-	-
	-	-
Deferred:
Federal	-	-
State	-	-
	-	-
Total Income tax expense (benefit)	$-	$-

Significant components of the Company's deferred income tax assets and liabilities are as follows:

	December 31, 2011	December 31, 2010
Deferred tax assets:
Net operating loss	$2,064,725	$123,586
Allowance for doubtful accounts	17,637	17,763
Intangible assets	(148,345)	187,111
Property and equipment	(805)	776
Deferred rent	9,473	10,335
Loss due to unauthorized borrowing	-	813,406
Total deferred tax assets	1,942,685	1,152,977

Valuation allowance:
Beginning of year	(1,152,977)	(980,662)
(Increase) decrease during year	(789,708)	(172,315)
Ending balance	(1,942,685)	(1,152,977)

Net deferred tax asset	$-	$-

A valuation allowance is established if it is more likely than not that all or a portion of the deferred tax asset will not be realized.  The Company recorded a valuation allowance in 2010 and 2011 due to the uncertainty of realization.  Management believes that based upon its projection of future taxable operating income for the foreseeable future, it is more likely than not that the Company will not be able to realize the tax benefit associated with deferred tax assets.  The net change in the valuation allowance during the years ended December 31, 2011 and 2010 was an increase of $749,708 and $172,315, respectively.

At December 31, 2011, the Company had $5,571,935 of net operating loss carryforwards which will expire from 2029 to 2031. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for unrecognized tax benefits. As of December 31, 2011, tax years 2004 and 2007 through 2010 remain open for IRS audit. The Company has received no notice of audit from the Internal Revenue Service for any of the open tax years.

A reconciliation of income tax computed at the U.S. statutory rate to the effective income tax rate is as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Statutory U.S. federal income tax rate	34.0%	34.0%
State income taxes, net of federal tax benefit	3.1	3.1
Other	(0.1)	-
Change in valuation allowance	(37.0)	(37.1)
Effective income tax rate	0.0%	0.0%